MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Text Block]

NOTE 5:-      MARKETABLE SECURITIES

The balance of these securities as of December 31, 2010 is stated at fair value.

	Amortized	Accrued	Unrealized	Market
	cost	interest	gains	value
December 31, 2010:

Available-for-sale:
Israeli government bonds	140	1	7	148

Total securities at December 31, 2010	$140	$1	$7	$148

Proceeds from maturity and sales of available-for-sale securities during 2011, 2010 and 2009 were $ 148, $ 3,398 and $ 2,291, respectively. Net realized gains from the sales of available-for-sale securities in the years 2011, 2010 and 2009 are $ 0, $ 123 and $ 16, respectively.